Document and Entity Information	Sep. 19, 2019
Cover [Abstract]
Entity Address, Address Line One	Canon’s Court, 22 Victoria Street
Amendment Flag	false
Entity Central Index Key	0001058057
Document Type	8-K
Document Period End Date	Sep. 19, 2019
Entity Registrant Name	MARVELL TECHNOLOGY GROUP LTD
Entity Incorporation, State or Country Code	D0
Entity File Number	000-30877
Entity Tax Identification Number	77-0481679
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
City Area Code	441
Local Phone Number	296-6395
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Shares
Trading Symbol	MRVL
Security Exchange Name	NASDAQ